Segment Information - Power Segment (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) segment	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Segment Information
Number of reportable segments | segment	6
Interest income recorded for interest recognized on certain customer receivable balances	$ 15	$ 15	$ 40
Power | Accounts Receivable
Segment Information
Interest income recorded for interest recognized on certain customer receivable balances			$ 31